EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method (dollars in thousands, except per share data):

	Years ended
	2017	2016	2015
Numerator
Net income (loss)	$2,598	$(29,112)	$22,798
Less:
Dividends declared and paid to shareholders	—	—	(41,388)
Dividend equivalents paid to vested RSUs and SARs	—	—	(1,054)
Net income (loss) attributable to common shareholders	$2,598	$(29,112)	$(19,644)
Denominator
Weighted average shares outstanding-Basic	30,307,357	33,239,001	41,222,690
Dilutive common equivalent shares:
RSUs	—	—	7,950
SARs	46,068	—	84,509
Weighted average shares outstanding-Diluted	30,353,425	33,239,001	41,315,149
Earnings (loss) per share:
Basic
Distributed earnings	$—	$—	$1.00
Undistributed income (excess distribution)	$0.09	$(0.88)	$(0.48)
Basic earnings (loss) per share	$0.09	$(0.88)	$0.52
Diluted
Distributed earnings	$—	$—	$1.00
Undistributed income (excess distribution)	$0.09	$(0.88)	$(0.48)
Diluted earnings (loss) per share	$0.09	$(0.88)	$0.52